INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	2018	2019
Components	429	351
SIM cards and blank prepaid vouchers	137	154
Others	218	172
Total	784	677
Provision for obsolescence
Components	(38)	(62)
SIM cards and blank prepaid vouchers	(28)	(28)
Others	(1)	(2)
Total	(67)	(92)
Net	717	585

Schedule of movements in the provision for obsolescence

	2018	2019
Beginning balance	53	67
Provision recognized during the year	22	25
Inventory written off	(8)	—
Ending balance	67	92